Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2025
Statement of changes in equity [abstract]
Schedule of non-controlling interest
The following is a continuity schedule of the Company's non-controlling interests:

	Fekola	Masbate	Otjikoto	Finland	Total
	$	$	$	$	$

Balance at December 31, 2023	42,911	27,744	24,238	4,703	99,596
Share of net (loss) income	(7,387)	(1,672)	12,478	(181)	3,238
Forgiveness of loan to non-controlling interest (Note 9)	65,476	—	—	—	65,476
Distributions to non-controlling interests	(106,826)	—	(15,743)	—	(122,569)
Interest on loan to non-controlling interest	(2,381)	—	—	—	(2,381)
Participating funding from non-controlling interest	—	—	—	936	936
Other	8,207	—	—	129	8,336
Balance at December 31, 2024	—	26,072	20,973	5,587	52,632
Share of net (loss) income	—	(908)	25,520	179	24,791
Distributions to non-controlling interests	—	(1,200)	(28,714)	—	(29,914)
Other	—	—	—	442	442
Balance at December 31, 2025	—	23,964	17,779	6,208	47,951

The following is the summarized financial information of subsidiaries with material non-controlling interests:

	Otjikoto
	2025	2024
	$	$

Summarized Balance Sheets
Current assets	97,817	102,335
Non-current assets	181,336	222,834
Total assets	279,153	325,169

Current liabilities	68,782	43,131
Non-current liabilities	50,541	85,229
Total liabilities	119,323	128,360

Summarized Statements of Operations
Revenue	685,069	486,213
Net income	259,061	126,889